General information	9 Months Ended
Mar. 31, 2025
General information [Abstract]
General information
Note 1. General information
These unaudited interim consolidated financial statements cover IREN Limited as a Group consisting of IREN Limited (“Company” or “Parent Entity”) and the entities it controlled at the end of, or during, the period (collectively the “Group”). On 28 November 2024, the Company changed its name from Iris Energy Limited to IREN Limited.

The Company’s shares trade on the NASDAQ under the ticker symbol “IREN”.

IREN Limited is incorporated and domiciled in Australia. Its registered office and principal place of business are:

Registered office	Principal place of business

c/o Pitcher Partners	Level 6, 55 Market Street
Level 13, 664 Collins Street	Sydney NSW 2000
Docklands VIC 3008	Australia
Australia
The Group is a leading next-generation data center business powering the future of Bitcoin, AI and beyond.

The unaudited interim consolidated financial statements were authorized for issue, in accordance with a resolution of Directors, on [14 May 2025]. The Directors have the power to amend and reissue the unaudited interim consolidated financial statements.